Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Contract Assets

	31 December	31 December
	2023	2022
Non-current contract assets	101,281	110,487
Current contract assets	3,191,739	3,112,465
	3,293,020	3,222,952